Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

In December 2013, the Company entered into settlement agreements with its former chairman of the board directors for amounts owed to the chairman and the 33% member of New Beginnings, which totaled approximately $119,301 as of December 31, 2012. Pursuant to the agreements, the Company agreed to issued 30,000,000 shares of common stock to the chairman, and maintain the chairman’s health insurance for 12 months at a cost of $1,000 per month. The Company also agreed to issue 32,500,000 shares of common stock with a grant-date fair value based on quoted trading prices of $240,500 to the 33% member of New Beginnings in settlement of all amounts owing. The Company will recognize a gain on settlement of approximately $87,300 in December 2013.

From October 2013 through January 2014, the Company sold 64,510,988 shares of common stock for gross proceeds of $245,500, and agreed to issue 39,500,000 shares of common stock, with an aggregate grant date fair value of $332,650, for services.

Note 8. Subsequent Events

Issuance of Common Stock

From January 2013 through April 2013, the Company issued 208,400,000 shares with an aggregate grant date fair value of $1,669,940 in settlement of Obligations of Emax Media, Inc. and Affiliates.

From January 2013 through January 2014, the Company sold 224,205,988 shares of common stock for aggregate proceeds of $923,000 and 14,700,000 shares of common stock for cash received in 2012.

From January 2013 through December 2013, the Company agreed to issued 40,720,000 shares of common stock with an aggregate grant date fair value of $344,728 based on quoted trading prices for services.

Settlements with Prior Management and Emax Media, Inc., and Affiliates

In August 2013, the Company entered into agreements with former officers of the Company resulting in the return and cancellation of shares of common stock held by them.

In September 2013, the Company entered into an additional settlement agreement with Emax Media, Inc. and Affiliates to settle all amounts owed to and from the Company by Emax Media, Inc. and Affiliates. The agreement relieves the Company and Emax Media, Inc. of any future obligations related to amounts reflected on the accompanying balance sheet as Due to Emax Media, Inc. and Affiliates, and Due from Emax Media, Inc. and Affiliates (Contra-Equity). The agreement relieved the Company of its obligation to repay $224,203 reflected on the accompanying consolidated balance sheet as of December 31, 2012 as Due to Emax Media, Inc. and Affiliates. The agreement also provided for the return and cancellation of additional shares of common stock, as well as the cancellation of shares of common stock previously returned to the Company in exchange for preferred stock. In total 674,007,878 common shares were returned for cancellation to settle Due from Emax and Affiliates contra equity resulting in a loss on settlement of $1,939,281.

In December 2013, the Company entered into settlement agreements with its former chairman of the board directors for amounts owed to the chairman and the 33% member of New Beginnings, which totaled approximately $119,301 as of December 31, 2012. Pursuant to the agreements, the Company agreed to issued 30,000,000 shares of common stock to the chairman, and maintain the chairman’s health insurance for 12 months at a cost of $1,000 per month. The Company also agreed to issue 32,500,000 shares of common stock with a grant-date fair value based on quoted trading prices of $240,500 to the 33% member of New Beginnings in settlement of all amounts owing. The Company will recognize a cash on settlement of approximately $87,300 in December 2013.

Issuance of Convertible Debt

From April 2013 through June 2013, the Company issued convertible notes with an aggregate face value of $126,000. The notes mature one year from issuance, bear interest at an annual rate of 10%, and are convertible into common stock of the Company at the option of the holder at a conversion rate equal to 30% of the average of the lowest five closing trading prices of the Company’s common stock during the twenty trading days immediately preceding the conversion date with reset provisions on the conversion rate. The Company will account for the conversion feature as a derivative liability, presented as a liability on its balance sheet, adjusted to fair value at each reporting date, with changes in fair value reflected in the consolidated statement of operations.